Distribution Date:	03/17/23	Morgan Stanley Capital I Trust 2016-UBS9
Determination Date:	03/13/23
Next Distribution Date:	04/17/23
Record Date:	02/28/23	Commercial Mortgage Pass-Through Certificates
Series 2016-UBS9
Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy Park Drive St.
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	KeyBank National Association
Additional Information	5
			Andy Lindenman	(913) 317-4372
Bond / Collateral Reconciliation - Cash Flows	6
			11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	CWCapital Asset Management LLC
Current Mortgage Loan and Property Stratification	8-12		Brian Hanson		bhanson@cwcapital.com
Mortgage Loan Detail (Part 1)	13-14		900 19th Street, NW, 8th Floor | Washington, DC 20006 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61766CAA7	1.711000%	29,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61766CAB5	2.982000%	73,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61766CAF6	3.340000%	46,100,000.00	28,788,837.36	849,298.06	80,128.93	0.00	0.00	929,426.99	27,939,539.30	36.69%	30.00%
A-3	61766CAD1	3.329000%	125,000,000.00	124,848,474.36	0.00	346,350.48	0.00	0.00	346,350.48	124,848,474.36	36.69%	30.00%
A-4	61766CAE9	3.594000%	192,226,000.00	192,226,000.00	0.00	575,716.87	0.00	0.00	575,716.87	192,226,000.00	36.69%	30.00%
A-S	61766CAG4	3.903000%	47,496,000.00	47,496,000.00	0.00	154,480.74	0.00	0.00	154,480.74	47,496,000.00	27.98%	22.88%
B	61766CAK5	4.579417%	39,997,000.00	39,997,000.00	0.00	152,635.79	0.00	0.00	152,635.79	39,997,000.00	20.64%	16.87%
C	61766CAL3	4.595417%	29,997,000.00	29,997,000.00	0.00	114,873.94	0.00	0.00	114,873.94	29,997,000.00	15.14%	12.38%
D	61766CAV1	3.000000%	34,164,000.00	34,164,000.00	0.00	85,410.00	0.00	0.00	85,410.00	34,164,000.00	8.87%	7.25%
E	61766CAX7	3.345417%	14,999,000.00	14,999,000.00	0.00	41,814.93	0.00	0.00	41,814.93	14,999,000.00	6.12%	5.00%
F	61766CAZ2	3.345417%	6,666,000.00	6,666,000.00	0.00	18,583.79	0.00	0.00	18,583.79	6,666,000.00	4.89%	4.00%
G	61766CBB4	3.345417%	6,666,000.00	6,666,000.00	0.00	18,583.79	0.00	0.00	18,583.79	6,666,000.00	3.67%	3.00%
H*	61766CBH1	3.345417%	19,998,197.00	19,998,197.00	0.00	54,822.25	0.00	0.00	54,822.25	19,998,197.00	0.00%	0.00%
V	61766CBE8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61766CBF5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			666,609,197.00	545,846,508.72	849,298.06	1,643,401.51	0.00	0.00	2,492,699.57	544,997,210.66

X-A	61766CAH2	1.118218%	466,626,000.00	345,863,311.72	0.00	322,292.23	0.00	0.00	322,292.23	345,014,013.66
X-B	61766CAJ8	0.383196%	87,493,000.00	87,493,000.00	0.00	27,939.17	0.00	0.00	27,939.17	87,493,000.00
X-D	61766CAM1	1.595417%	34,164,000.00	34,164,000.00	0.00	45,421.53	0.00	0.00	45,421.53	34,164,000.00
X-E	61766CAP4	1.250000%	14,999,000.00	14,999,000.00	0.00	15,623.96	0.00	0.00	15,623.96	14,999,000.00
X-FG	61766CAR0	1.250000%	13,332,000.00	13,332,000.00	0.00	13,887.50	0.00	0.00	13,887.50	13,332,000.00
X-H	61766CAT6	1.250000%	19,998,197.00	19,998,197.00	0.00	20,831.46	0.00	0.00	20,831.46	19,998,197.00
Notional SubTotal			636,612,197.00	515,849,508.72	0.00	445,995.85	0.00	0.00	445,995.85	515,000,210.66

Deal Distribution Total					849,298.06	2,089,397.36	0.00	0.00	2,938,695.42

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61766CAA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61766CAB5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61766CAF6	624.48671063	18.42295141	1.73815466	0.00000000	0.00000000	0.00000000	0.00000000	20.16110607	606.06375922
A-3	61766CAD1	998.78779488	0.00000000	2.77080384	0.00000000	0.00000000	0.00000000	0.00000000	2.77080384	998.78779488
A-4	61766CAE9	1,000.00000000	0.00000000	2.99500000	0.00000000	0.00000000	0.00000000	0.00000000	2.99500000	1,000.00000000
A-S	61766CAG4	1,000.00000000	0.00000000	3.25250000	0.00000000	0.00000000	0.00000000	0.00000000	3.25250000	1,000.00000000
B	61766CAK5	1,000.00000000	0.00000000	3.81618096	0.00000000	0.00000000	0.00000000	0.00000000	3.81618096	1,000.00000000
C	61766CAL3	1,000.00000000	0.00000000	3.82951428	0.00000000	0.00000000	0.00000000	0.00000000	3.82951428	1,000.00000000
D	61766CAV1	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	61766CAX7	1,000.00000000	0.00000000	2.78784786	0.00000000	0.00000000	0.00000000	0.00000000	2.78784786	1,000.00000000
F	61766CAZ2	1,000.00000000	0.00000000	2.78784728	0.00000000	0.00000000	0.00000000	0.00000000	2.78784728	1,000.00000000
G	61766CBB4	1,000.00000000	0.00000000	2.78784728	0.00000000	0.00000000	0.00000000	0.00000000	2.78784728	1,000.00000000
H	61766CBH1	1,000.00000000	0.00000000	2.74135963	0.04648769	1.41167826	0.00000000	0.00000000	2.74135963	1,000.00000000
V	61766CBE8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61766CBF5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61766CAH2	741.20025828	0.00000000	0.69068640	0.00000000	0.00000000	0.00000000	0.00000000	0.69068640	739.38017526
X-B	61766CAJ8	1,000.00000000	0.00000000	0.31933035	0.00000000	0.00000000	0.00000000	0.00000000	0.31933035	1,000.00000000
X-D	61766CAM1	1,000.00000000	0.00000000	1.32951440	0.00000000	0.00000000	0.00000000	0.00000000	1.32951440	1,000.00000000
X-E	61766CAP4	1,000.00000000	0.00000000	1.04166678	0.00000000	0.00000000	0.00000000	0.00000000	1.04166678	1,000.00000000
X-FG	61766CAR0	1,000.00000000	0.00000000	1.04166667	0.00000000	0.00000000	0.00000000	0.00000000	1.04166667	1,000.00000000
X-H	61766CAT6	1,000.00000000	0.00000000	1.04166691	0.00000000	0.00000000	0.00000000	0.00000000	1.04166691	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	02/01/23 - 02/28/23	30	0.00	80,128.93	0.00	80,128.93	0.00	0.00	0.00	80,128.93	0.00
A-3	02/01/23 - 02/28/23	30	0.00	346,350.48	0.00	346,350.48	0.00	0.00	0.00	346,350.48	0.00
A-4	02/01/23 - 02/28/23	30	0.00	575,716.87	0.00	575,716.87	0.00	0.00	0.00	575,716.87	0.00
X-A	02/01/23 - 02/28/23	30	0.00	322,292.23	0.00	322,292.23	0.00	0.00	0.00	322,292.23	0.00
X-B	02/01/23 - 02/28/23	30	0.00	27,939.17	0.00	27,939.17	0.00	0.00	0.00	27,939.17	0.00
X-D	02/01/23 - 02/28/23	30	0.00	45,421.53	0.00	45,421.53	0.00	0.00	0.00	45,421.53	0.00
X-E	02/01/23 - 02/28/23	30	0.00	15,623.96	0.00	15,623.96	0.00	0.00	0.00	15,623.96	0.00
X-FG	02/01/23 - 02/28/23	30	0.00	13,887.50	0.00	13,887.50	0.00	0.00	0.00	13,887.50	0.00
X-H	02/01/23 - 02/28/23	30	0.00	20,831.46	0.00	20,831.46	0.00	0.00	0.00	20,831.46	0.00
A-S	02/01/23 - 02/28/23	30	0.00	154,480.74	0.00	154,480.74	0.00	0.00	0.00	154,480.74	0.00
B	02/01/23 - 02/28/23	30	0.00	152,635.79	0.00	152,635.79	0.00	0.00	0.00	152,635.79	0.00
C	02/01/23 - 02/28/23	30	0.00	114,873.94	0.00	114,873.94	0.00	0.00	0.00	114,873.94	0.00
D	02/01/23 - 02/28/23	30	0.00	85,410.00	0.00	85,410.00	0.00	0.00	0.00	85,410.00	0.00
E	02/01/23 - 02/28/23	30	0.00	41,814.93	0.00	41,814.93	0.00	0.00	0.00	41,814.93	0.00
F	02/01/23 - 02/28/23	30	0.00	18,583.79	0.00	18,583.79	0.00	0.00	0.00	18,583.79	0.00
G	02/01/23 - 02/28/23	30	0.00	18,583.79	0.00	18,583.79	0.00	0.00	0.00	18,583.79	0.00
H	02/01/23 - 02/28/23	30	27,225.45	55,751.93	0.00	55,751.93	929.67	0.00	0.00	54,822.25	28,231.02
Totals			27,225.45	2,090,327.04	0.00	2,090,327.04	929.67	0.00	0.00	2,089,397.36	28,231.02

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	2,938,695.42
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,960,806.92	Master Servicing Fee	4,473.20
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,820.93
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	212.27
ARD Interest	0.00	Operating Advisor Fee	1,423.61
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	161.33
Extension Interest	0.00
Interest Reserve Withdrawal	139,611.42
Total Interest Collected	2,100,418.34	Total Fees	10,091.34

Principal		Expenses/Reimbursements
Scheduled Principal	849,298.06	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	929.66
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	849,298.06	Total Expenses/Reimbursements	929.66

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,089,397.36
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	849,298.06
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,938,695.42
Total Funds Collected	2,949,716.40	Total Funds Distributed	2,949,716.42

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	545,846,508.73	545,846,508.73	Beginning Certificate Balance	545,846,508.72
(-) Scheduled Principal Collections	849,298.06	849,298.06	(-) Principal Distributions	849,298.06
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	544,997,210.67	544,997,210.67	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	545,856,385.39	545,856,385.39	Ending Certificate Balance	544,997,210.66
Ending Actual Collateral Balance	544,997,210.66	544,997,210.66

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.01)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.01)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.60%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	7	108,241,124.89	19.86%	49	4.8799	NAP	Defeased	7	108,241,124.89	19.86%	49	4.8799	NAP
5,000,000 or less	4	11,100,672.49	2.04%	34	5.1350	1.858379	1.30 or less	5	130,134,232.15	23.88%	33	4.4459	1.092966
5,000,001 to 10,000,000	6	43,262,783.66	7.94%	34	4.7634	1.471507	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	3	38,326,935.39	7.03%	33	5.0272	1.771753	1.41 to 1.50	3	29,846,453.77	5.48%	33	5.1460	1.439131
15,000,001 to 20,000,000	2	37,161,373.14	6.82%	33	4.6639	1.981528	1.51 to 1.60	1	44,665,518.65	8.20%	34	4.6726	1.520000
20,000,001 to 25,000,000	1	20,345,847.25	3.73%	34	5.1450	3.350000	1.61 to 1.80	2	8,701,863.86	1.60%	34	5.0827	1.692498
25,000,001 to 50,000,000	3	123,465,518.65	22.65%	34	4.3686	1.868988	1.81 to 2.00	5	90,423,866.61	16.59%	34	4.4607	1.919485
50,000,001 or greater	3	163,092,955.20	29.93%	34	4.3885	1.726016	2.01 to 2.25	0	0.00	0.00%	0	0.0000	0.000000
Totals	29	544,997,210.67	100.00%	37	4.6185	1.799101	2.26 to 2.50	3	50,639,814.79	9.29%	33	4.3397	2.305999
							2.51 to 3.00	2	61,998,488.70	11.38%	35	4.4513	2.902366
							3.01 or greater	1	20,345,847.25	3.73%	34	5.1450	3.350000
							Totals	29	544,997,210.67	100.00%	37	4.6185	1.799101
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	9	108,241,124.89	19.86%	49	4.8799	NAP	Virginia	2	2,180,052.35	0.40%	32	5.0781	1.960000
Alaska	1	3,696,892.11	0.68%	35	4.4000	2.970000	Washington	2	2,149,532.95	0.39%	35	4.4000	2.970000
Arizona	1	673,317.56	0.12%	35	4.4000	2.970000	Washington, DC	1	1,422,858.81	0.26%	35	4.4000	2.970000
California	5	39,965,462.46	7.33%	34	4.9771	2.413491	Totals	79	544,997,210.67	100.00%	37	4.6185	1.799101
Colorado	1	40,000,000.00	7.34%	35	4.0970	1.860000
									Property Type³
Connecticut	2	7,251,946.71	1.33%	34	4.8887	2.368145
Florida	14	48,117,994.74	8.83%	33	4.4495	2.211881		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	1	11,034,730.53	2.02%	33	4.6880	2.590000		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	8	11,032,811.78	2.02%	32	5.0781	1.561301	Defeased	9	108,241,124.89	19.86%	49	4.8799	NAP
Indiana	3	4,765,247.86	0.87%	34	4.5191	2.792567	Industrial	4	6,080,547.53	1.12%	33	5.1396	1.545813
Kansas	1	813,886.48	0.15%	32	5.0781	1.960000	Lodging	3	38,973,878.79	7.15%	34	5.1694	2.125223
Kentucky	1	2,554,248.91	0.47%	34	4.9500	1.420000	Mobile Home Park	2	13,544,545.32	2.49%	33	4.7353	2.567764
Louisiana	1	6,803,500.59	1.25%	33	4.7450	1.270000	Multi-Family	2	12,394,466.30	2.27%	33	4.7391	1.283533
Maryland	1	6,527,748.54	1.20%	34	5.0270	1.690000	Office	6	162,227,987.59	29.77%	34	4.4919	1.278637
Massachusetts	1	3,150,616.52	0.58%	35	4.4000	2.970000	Retail	34	152,570,902.07	27.99%	34	4.4589	1.996054
Michigan	6	8,208,939.45	1.51%	33	5.0368	1.818372	Self Storage	19	50,963,758.17	9.35%	35	4.4000	2.970000
Mississippi	2	22,347,462.72	4.10%	34	4.8789	1.816622	Totals	79	544,997,210.67	100.00%	37	4.6185	1.799101
Missouri	1	1,133,627.51	0.21%	32	5.0781	1.960000
New Jersey	1	44,665,518.65	8.20%	34	4.6726	1.520000
New York	1	59,506,955.86	10.92%	32	4.1175	1.170000
North Carolina	2	1,691,886.93	0.31%	34	4.5689	2.718392
Ohio	4	5,949,773.56	1.09%	35	4.7106	2.505927
Oregon	1	3,582,555.74	0.66%	35	4.4000	2.970000
Pennsylvania	2	22,337,553.87	4.10%	33	4.3181	2.101507
Texas	4	75,190,962.56	13.80%	35	4.6232	1.572101

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	108,241,124.89	19.86%	49	4.8799	NAP	Defeased	7	108,241,124.89	19.86%	49	4.8799	NAP
	4.500% or less	6	218,600,714.03	40.11%	34	4.2391	2.040074	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 5.0000%	8	135,181,020.35	24.80%	34	4.7071	1.487976	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% to 5.5000%	8	82,974,351.40	15.22%	33	5.1326	1.917948	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.5001% or greater	0	0.00	0.00%	0	0.0000	0.000000	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	29	544,997,210.67	100.00%	37	4.6185	1.799101	49 months or greater	22	436,756,085.78	80.14%	34	4.5537	1.845992
								Totals	29	544,997,210.67	100.00%	37	4.6185	1.799101
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	108,241,124.89	19.86%	49	4.8799	NAP	Defeased	7	108,241,124.89	19.86%	49	4.8799	NAP
	84 months or less	22	436,756,085.78	80.14%	34	4.5537	1.845992	Interest Only	5	117,530,000.00	21.57%	34	4.2799	2.070961
85 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	4	71,765,905.03	13.17%	35	4.6324	2.365022
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	13	247,460,180.75	45.41%	33	4.6609	1.588620
	Totals	29	544,997,210.67	100.00%	37	4.6185	1.799101	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	29	544,997,210.67	100.00%	37	4.6185	1.799101
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	7	108,241,124.89	19.86%	49	4.8799	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	22	436,756,085.78	80.14%	34	4.5537	1.845992
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	29	544,997,210.67	100.00%	37	4.6185	1.799101
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	10104658	1	OF	New York	NY	Actual/360	4.117%	190,921.03	109,291.71	0.00	N/A	11/06/25	--	59,616,247.57	59,506,955.86	03/06/23
2	10104659	1	SS	Various	Various	Actual/360	4.400%	174,977.83	166,128.64	0.00	02/06/26	02/06/41	--	51,129,886.81	50,963,758.17	03/06/23
3	10104660	1	OF	Dallas	TX	Actual/360	4.684%	192,127.95	118,467.17	0.00	N/A	02/06/26	--	52,740,708.34	52,622,241.17	03/06/23
5	10104661	1	IN	San Leandro	CA	Actual/360	4.637%	146,974.01	106,667.86	0.00	N/A	12/06/25	--	40,750,147.68	40,643,479.82	03/06/23
6	10104662	1	OF	Lawrence Township	NJ	Actual/360	4.673%	162,325.93	0.00	0.00	N/A	01/01/26	--	44,665,518.65	44,665,518.65	03/01/23
7	10104663	1	RT	Boulder	CO	Actual/360	4.097%	127,462.22	0.00	0.00	N/A	02/06/26	--	40,000,000.00	40,000,000.00	03/06/23
8	10104664	1	RT	Ellenton	FL	Actual/360	4.298%	129,719.18	0.00	0.00	N/A	12/01/25	--	38,800,000.00	38,800,000.00	03/01/23
9	10104665	1	OF	Richmond	VA	Actual/360	5.191%	113,048.44	0.00	0.00	N/A	02/06/31	--	28,000,000.00	28,000,000.00	03/06/23
10	10104666	1	LO	Oxnard	CA	Actual/360	5.145%	81,593.06	43,922.13	0.00	N/A	01/01/26	--	20,389,769.38	20,345,847.25	03/01/23
12	10104668	1	RT	Grove City	PA	Actual/360	4.309%	67,021.11	0.00	0.00	N/A	12/01/25	--	20,000,000.00	20,000,000.00	03/01/23
13	10104669	1	RT	Various	Various	Actual/360	5.078%	67,929.97	37,682.98	0.00	N/A	11/06/25	--	17,199,056.12	17,161,373.14	03/06/23
14	10104670	1	Various Various		Various	Actual/360	5.078%	56,503.80	31,344.51	0.00	N/A	11/06/25	--	14,306,086.65	14,274,742.14	03/06/23
15	10104671	1	LO	Tupelo	MS	Actual/360	5.259%	53,407.57	39,558.14	0.00	N/A	02/06/26	--	13,057,020.86	13,017,462.72	03/06/23
16	10104672	1	MF	Vancouver	WA	Actual/360	5.109%	46,387.84	25,356.98	0.00	N/A	12/06/25	--	11,673,126.53	11,647,769.55	03/06/23
17	10104673	1	MH	Marietta	GA	Actual/360	4.688%	40,304.02	18,907.46	0.00	N/A	12/01/25	--	11,053,637.99	11,034,730.53	03/01/23
18	10104674	1	RT	Rancho Cucamonga	CA	Actual/360	4.853%	35,480.82	0.00	0.00	N/A	02/01/26	--	9,400,000.00	9,400,000.00	03/01/23
19	10104675	1	RT	Gulfport	MS	Actual/360	4.348%	31,555.62	0.00	0.00	N/A	12/01/25	--	9,330,000.00	9,330,000.00	03/01/23
20	10104676	1	IN	Norcross	GA	Actual/360	4.698%	30,592.22	16,852.14	0.00	N/A	12/01/25	--	8,372,253.72	8,355,401.58	03/01/23
21	10104677	1	RT	Virginia Beach	VA	Actual/360	4.511%	28,852.21	16,808.85	0.00	N/A	01/06/26	--	8,223,204.37	8,206,395.52	03/06/23
22	10104678	1	IN	Danbury	CT	Actual/360	4.837%	26,663.43	22,222.85	0.00	N/A	02/06/26	--	7,087,359.08	7,065,136.23	03/06/23
23	10104679	1	MF	New Orleans	LA	Actual/360	4.745%	25,156.31	12,901.95	0.00	N/A	12/01/25	--	6,816,402.54	6,803,500.59	03/01/23
24	10104680	1	RT	Finksburg	MD	Actual/360	5.027%	25,572.27	12,659.31	0.00	N/A	01/06/26	--	6,540,407.85	6,527,748.54	03/06/23
25	10104681	1	LO	Oakland	CA	Actual/360	5.050%	22,106.88	17,550.62	0.00	N/A	12/06/25	--	5,628,119.44	5,610,568.82	03/06/23
26	10104682	1	MF	Houston	TX	Actual/360	4.732%	20,616.32	10,617.46	0.00	N/A	12/01/25	--	5,601,583.17	5,590,965.71	03/01/23
27	10104683	1	IN	Various	FL	Actual/360	5.650%	19,052.84	12,724.11	0.00	N/A	02/06/26	--	4,335,666.30	4,322,942.19	03/06/23
28	10104684	1	OF	Branford	CT	Actual/360	5.317%	16,008.52	8,194.53	0.00	N/A	01/06/26	--	3,870,688.00	3,862,493.47	03/06/23
29	10104685	1	RT	Glasgow	KY	Actual/360	4.950%	9,855.51	5,623.82	0.00	N/A	01/01/26	--	2,559,872.73	2,554,248.91	03/01/23
30	10104686	1	MH	Nashville	MI	Actual/360	4.943%	9,670.38	5,529.91	0.00	N/A	01/01/26	--	2,515,344.70	2,509,814.79	03/01/23

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

Mortgage Loan Detail (Part 1)

			Prop									Original	Adjusted	Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
31	10104687	1	IN	Valley View	OH	Actual/360	5.250%	8,919.63	10,284.93	0.00	N/A	02/06/26	--	2,184,400.25	2,174,115.32 03/06/23
Totals								1,960,806.92	849,298.06	0.00				545,846,508.73	544,997,210.67
1 Property Type Codes
HC - Health Care		MU - Mixed Use			WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging			RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial			OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing			ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1	13,336,089.00	9,955,881.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2	1	12,594,803.60	12,312,376.18	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3	1	9,269,962.88	8,248,580.37	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6	1	12,056,339.86	8,273,378.03	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1	13,576,062.00	9,119,328.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1	18,160,154.00	13,656,510.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	1	3,186,686.41	5,349,881.71	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1	14,983,747.40	9,597,169.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1	2,590,534.55	1,983,263.81	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	1,716,203.07	1,229,330.33	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1	1,565,461.46	1,773,039.88	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	1	1,381,918.41	1,845,290.50	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1	1,015,163.68	712,837.93	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1	6,328,686.00	4,274,451.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	1	571,770.58	585,777.86	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1	0.00	621,701.09	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1	(73,168.16)	(207,977.26)	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1	718,727.95	389,708.77	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	1	540,675.05	573,282.83	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1	272,672.49	272,700.25	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1	450,506.54	460,950.09	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

				Most Recent	Most Recent	Appraisal					Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	1	403,200.02	322,235.76	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		114,646,196.79	91,349,697.13				0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.618470%	4.594704%	37
02/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.618583%	4.594813%	38
01/18/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.618673%	4.594900%	39
12/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.618762%	4.594986%	40
11/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.618857%	4.595079%	41
10/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.618944%	4.595163%	42
09/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.619038%	4.595254%	43
08/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.619124%	4.595337%	44
07/15/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.619209%	4.595420%	45
06/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.619301%	4.595509%	46
05/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.619385%	4.595590%	47
04/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	18,041,997.13	4.619476%	4.595677%	48
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		466,033,453	466,033,453		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		78,963,758	78,963,758		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-23	544,997,211	544,997,211	0	0	0	0
Feb-23	545,846,509	545,846,509	0	0	0	0
Jan-23	546,554,286	546,554,286	0	0	0	0
Dec-22	547,259,218	547,259,218	0	0	0	0
Nov-22	548,007,631	548,007,631	0	0	0	0
Oct-22	548,706,719	548,706,719	0	0	0	0
Sep-22	549,449,499	549,449,499	0	0	0	0
Aug-22	550,142,790	550,142,790	0	0	0	0
Jul-22	550,833,295	550,833,295	0	0	0	0
Jun-22	551,567,800	551,567,800	0	0	0	0
May-22	552,252,575	552,252,575	0	0	0	0
Apr-22	552,981,558	552,981,558	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
		Loan				Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group				Code¹	Date	Date	Date
6	10104662	1 0.00	4.67262%	0.00	4.67262%	2	09/17/21	09/01/21	10/14/21
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.01
15	0.00	0.00	0.00	0.00	929.66	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	929.66	0.00	0.00	0.00	0.00	0.00	0.00	0.01
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			929.67

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27